Tax - Tax Paid - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Net tax paid	$ 68	$ 172	$ 130
Net tax paid in operating activities	66	147	130
Net tax paid in investing activities	$ 2	$ 25	$ 0